Stock-Based Compensation - Incentive Plan Details (Details) - shares		1 Months Ended	12 Months Ended
	Jan. 01, 2015	Mar. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Stock-Based Compensation
Number of additional shares for the plan			10,000,000	0	0
Stock based compensation, amortization period			4 years
Performance-based restricted shares
Stock-Based Compensation
Stock based compensation, amortization period			1 year
2014 Plan
Stock-Based Compensation
Ordinary shares reserved for issuance		4,600,000
Number of additional shares for the plan		1,000,000.0
Term of share incentive plan	10 years
One-time percentage increase on January 1, 2015 for maximum aggregate number of shares which may be issued (as a percent)	10.00%
2023 Plan
Stock-Based Compensation
Ordinary shares reserved for issuance						10,000,000